Material Events in the Reporting Period	6 Months Ended
Jun. 30, 2020
Material Events in the Reporting Period [Abstract]
MATERIAL EVENTS IN THE REPORTING PERIOD
NOTE 3 -	MATERIAL EVENTS IN THE REPORTING PERIOD

A.	Registered direct offering and private placements

a.	On April 30, 2020, the Company raised $2,650 (gross) through a registered direct offering of its ADSs. The Company issued a total of 5,300,000 ADSs (26,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately $2,294, net of issuance expenses.

b.	On May 10, 2020, the Company raised $350 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 700,000 ADSs (3,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately $321, net of issuance expenses.

c.	On May 19, 2020, the Company raised $5,000 (gross) through a registered direct offering of its ADSs. The Company issued a total of 8,333,334 ADSs (41,666,670 Ordinary Shares) at $0.60 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately $4,498, net of issuance expenses.

d.	On June 9, 2020, the Company raised $6,400 (gross) through a registered direct offering of its ADSs. The Company issued a total of 6,400,000 ADSs (32,000,000 Ordinary Shares) at $1.00 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately $5,816, net of issuance expenses.

B.	On March 12, 2020, the Company issued options to purchase 550,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.54 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested by March 31, 2023. The total aggregate fair value of the options as of the grant date was $10.

The grant date fair value of the options granted was measured based on the Black-Scholes option pricing model with the following weighted-average assumptions: weighted average volatility of 77.3%, risk free interest rates of 0.22%, dividend yields of 0% and a weighted average life of the options of 3 years.

In addition, the Company extended for an additional year 3,194,205 options to purchase the Company's Ordinary Shares previously granted to the Company's employees during 2016 and 2017, so that the exercise period thereof will be four years.

C.	On June 9, 2020, the Company issued options to purchase 4,050,000 Ordinary Shares to its employees at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options shall vest over 12 quarters until fully vested by March 31, 2023. The total aggregate fair value of the options as of the grant date was $377.

The grant date fair value of the options granted was measured based on the Black-Scholes option pricing model with the following weighted-average assumptions: weighted average volatility of 82.4%, risk free interest rates of 0.22%, dividend yields of 0% and a weighted average life of the options of 3 years.

D.	During the reporting period, the Company issued 200,000 Ordinary Shares to a service provider. The Company recorded in its statement of comprehensive loss a total expense of $39 in respect of such grant.